Related Party Disclosures - Summary of Transactions Between Related Parties (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Transactions
– revenue	£ 524	£ 495	£ 511
– purchases	(123)	(80)	(79)
– other net income	387	388	248
Amounts receivable at 31 December	48	33	42
Amounts payable at 31 December	£ (3)	£ (5)	£ (2)